Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Salvage value percentage		0.00%
Reverse stock split shares (in Shares)	125,000
Contract revenue rate		40.00%
Lease term		12 months
OSL Group [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit (in Dollars)		$ 1,000,000
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		30.60%	30.60%
Customer [Member] | Customer Concentration Risk [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Customer Two [Member] | Customer Concentration Risk [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			96.30%
Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split shares (in Shares)		20